Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2015
Stock Option Plan [Abstract]
Schedule of Stock-Based Payment Activity

	Year ended March 31,
	2013		2014		2015
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price

Outstanding at beginning of the year	1,685,500	$5.44	1,080,500	$7.29	132,000	$2.14
Granted during the year	-	-	-	-	400,000	2.09
Exercised during the year	(605,000)	2.14	(230,000)	2.14	-	-
Cancelled or expired	-	-	(718,500)	9.88	-	-
Outstanding and exercisable at the end of the year	1,080,500	$7.29	132,000	$2.14	532,000	$2.10
Range of exercise price per share	$1.34 to $14.10		$2.09 to $2.14		$2.09 to $2.14